SHARE-BASED COMPENSATION - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 1,306	$ 7,217	$ 7,010
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	217	236	624
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	329	245	174
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 760	$ 6,736	$ 6,212